Financial risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Long-term debt	$ 35,505	$ 41,416
Lease liabilities	952	638
Accrued liabilities and other payables	3,676	2,159
Trade accounts payables	1,100	4,758
Current portion of fair value of derivative financial instruments	92
Total	41,325	48,971
Less than 3 months [member]
Disclosure of financial liabilities [line items]
Long-term debt	1,566	2,302
Lease liabilities	92	106
Accrued liabilities and other payables	3,676	2,159
Trade accounts payables	1,100	4,758
Current portion of fair value of derivative financial instruments	23
Total	6,457	9,325
3 to 12 months [member]
Disclosure of financial liabilities [line items]
Long-term debt	4,614	6,752
Lease liabilities	275	106
Accrued liabilities and other payables	0	0
Trade accounts payables	0	0
Current portion of fair value of derivative financial instruments	69
Total	4,958	6,858
1 to 5 years [member]
Disclosure of financial liabilities [line items]
Long-term debt	29,325	32,362
Lease liabilities	585	426
Accrued liabilities and other payables	0	0
Trade accounts payables	0	0
Current portion of fair value of derivative financial instruments	0
Total	29,910	32,788
More than 5 years [member]
Disclosure of financial liabilities [line items]
Long-term debt	0	0
Lease liabilities	0	0
Accrued liabilities and other payables	0	0
Trade accounts payables	0	0
Current portion of fair value of derivative financial instruments	0
Total	$ 0	$ 0